Receivables - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 188	$ 187
Recorded Investment, Total	365	416
Unpaid Principal Balance, Total	363	414
Average recorded investment, Total	369	443
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	25	41
With no related allowance recorded, Unpaid Principal Balance	25	40
Related Allowance, Total	18	18
With no related allowance recorded, Average recorded investment	24	37
With an allowance recorded, Recorded Investment	37	54
With an allowance recorded, Unpaid Principal Balance	35	53
With an allowance recorded, Average recorded investment	36	52
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	74	74
With no related allowance recorded, Unpaid Principal Balance	74	74
Related Allowance, Total	169	167
With no related allowance recorded, Average recorded investment	75	79
With an allowance recorded, Recorded Investment	223	238
With an allowance recorded, Unpaid Principal Balance	223	238
With an allowance recorded, Average recorded investment	227	263
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	1	2
With an allowance recorded, Recorded Investment	6	9
With an allowance recorded, Unpaid Principal Balance	6	9
With an allowance recorded, Average recorded investment	7	12
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	144	125
Recorded Investment, Total	578	767
Unpaid Principal Balance, Total	570	763
Average recorded investment, Total	537	824
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	10
With no related allowance recorded, Unpaid Principal Balance	10
Related Allowance, Total	4	3
With no related allowance recorded, Average recorded investment	15
With an allowance recorded, Recorded Investment	51	82
With an allowance recorded, Unpaid Principal Balance	50	82
With an allowance recorded, Average recorded investment	50	92
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment		33
With no related allowance recorded, Unpaid Principal Balance		33
Related Allowance, Total	123	95
With no related allowance recorded, Average recorded investment		35
With an allowance recorded, Recorded Investment	457	607
With an allowance recorded, Unpaid Principal Balance	457	607
With an allowance recorded, Average recorded investment	419	657
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	9	7
With an allowance recorded, Recorded Investment	36	25
With an allowance recorded, Unpaid Principal Balance	30	21
With an allowance recorded, Average recorded investment	29	22
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	8	20
With an allowance recorded, Recorded Investment	24	20
With an allowance recorded, Unpaid Principal Balance	23	20
With an allowance recorded, Average recorded investment	$ 24	$ 18